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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07677

Profit Funds Investment Trust

(Exact name of registrant as specified in charter)

7500 Old Georgetown Road Suite 700	Bethesda, Maryland 20814
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management 7500 Old Georgetown Road Suite 700 Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 650-0059

Date of fiscal year end:      September 30, 2014

Date of reporting period:    June 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Profit Fund
Schedule of Investments
June 30, 2014 (Unaudited)
Shares	Common Stocks - 97.4%	Value

	Consumer Discretionary - 22.4%
	Auto Components - 2.4%
4,670	TRW Automotive Holdings Corp. (a)	$418,058

	Household Durables - 2.2%
10,440	Toll Brothers, Inc. (a)	385,236

	Media - 5.1%
8,170	Comcast Corp. - Class A	438,566
5,180	Walt Disney Co. (The)	444,133
		882,699
	Multi-line Retail - 2.0%
5,835	Macy's, Inc.	338,547

	Specialty Retail - 5.2%
5,825	Home Depot, Inc. (The)	471,592
4,139	Tiffany & Co.	414,935
		886,527
	Textiles, Apparel & Luxury Goods - 5.5%
4,860	NIKE, Inc. - Class B	376,893
2,270	PVH Corp.	264,682
4,790	VF Corp.	301,770
		943,345
	Consumer Staples - 3.9%
	Beverages - 2.6%
4,937	PepsiCo, Inc.	441,072

	Household Products - 1.3%
2,905	Procter & Gamble Co. (The)	228,304

	Energy - 4.4%
	Energy Equipment & Services - 2.8%
3,840	National Oilwell Varco, Inc.	316,224
2,490	Oil States International, Inc. (a)	159,584
		475,808
	Oil, Gas & Consumable Fuels - 1.6%
3,615	Marathon Petroleum Corp.	282,223

	Financials -7.8%
	Banks - 2.0%
6,393	Wells Fargo & Co.	336,016

	Capital Markets - 4.7%
7,794	Franklin Resources, Inc.	450,805
2,190	Goldman Sachs Group, Inc. (The)	366,694
		817,499
	Insurance - 1.1%
1	Berkshire Hathaway, Inc. - Class A (a)	189,900

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.4% (Continued)	Value

	Health Care - 12.5%
	Biotechnology - 5.1%
1,570	Amgen, Inc.	$185,841
5,036	Celgene Corp. (a)	432,492
3,160	Gilead Sciences, Inc. (a)	261,996
		880,329
	Health Care Equipment & Supplies - 1.3%
1,670	Cooper Cos., Inc. (The)	226,335

	Health Care Providers & Services - 4.5%
3,810	Aetna, Inc.	308,915
5,280	HCA Holdings, Inc. (a)	297,686
2,920	MEDNAX, Inc. (a)	169,798
		776,399
	Pharmaceuticals - 1.6%
5,210	Mylan, Inc. (a)	268,628

	Industrials - 10.7%
	Aerospace & Defense - 4.1%
3,880	B/E Aerospace, Inc. (a)	358,861
2,965	United Technologies Corp.	342,309
		701,170
	Air Freight & Logistics - 2.2%
2,565	FedEx Corp.	388,290

	Trading Companies & Distributors - 4.4%
9,325	Air Lease Corp.	359,758
3,755	United Rentals, Inc. (a)	393,261
		753,019
	Information Technology - 33.2%
	Communications Equipment - 4.4%
14,425	Cisco Systems, Inc.	358,461
5,092	QUALCOMM, Inc.	403,286
		761,747
	Internet Software & Services - 6.4%
6,901	Akamai Technologies, Inc. (a)	421,375
590	Google, Inc. - Class A (a)	344,955
590	Google, Inc. - Class C (a)	339,415
		1,105,745
	IT Services - 4.0%
4,500	MasterCard, Inc. - Class A	330,615
1,670	Visa, Inc. - Class A	351,886
		682,501
	Semiconductors & Semiconductor Equipment - 2.6%
14,405	Intel Corp.	445,114

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.4% (Continued)	Value

	Information Technology - 33.2% (Continued)
	Software - 5.3%
17,660	Microsoft Corp.	$736,422
1,815	VMware, Inc. - Class A (a)	175,710
		912,132
	Technology Hardware, Storage & Peripherals - 10.5%
9,954	Apple, Inc.	925,025
6,511	EMC Corp.	171,500
2,560	SanDisk Corp.	267,341
4,730	Western Digital Corp.	436,579
		1,800,445
	Materials - 2.5%
	Chemicals - 2.5%
4,870	Eastman Chemical Co.	425,395

	Total Common Stocks (Cost $11,555,149)	$16,752,483

Shares	Money Market Funds - 3.9%	Value

334,757	Fidelity Institutional Government Portfolio, 0.01% (b)	$334,757
334,757	Wells Fargo Advantage Heritage Fund - Institutional Class, 0.01% (b)	334,757
	Total Money Market Funds (Cost $669,514)	$669,514

	Total Investment Securities at Value - 101.3%
	(Cost $12,224,663)	$17,421,997

	Liabilities in Excess of Other Assets - (1.3%)	(222,007)

	Net Assets - 100.0%	$17,199,990

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedule of Investments.

The Profit Fund
Notes to Schedule of Investments
June 30, 2014 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities (and other assets) for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,752,483	$-	$-	$16,752,483
Money Market Funds	669,514	-	-	669,514
Total	$17,421,997	$-	$-	$17,421,997

Refer to the Fund’s Schedule of Investments for a listing of common stocks by industry type.  As of June 30, 2014, the Fund did not have any transfers in and out of any Level.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Profit Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of June 30, 2014:

Cost of portfolio investments	$12,224,663

Gross unrealized appreciation	$5,311,789
Gross unrealized depreciation	(114,455)

Net unrealized appreciation	$5,197,334

4.	Sector Risk
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, a particular set of circumstances may affect one of these sectors or other companies within the sectors.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of June 30, 2014, the Fund had 33.2% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 26, 2014

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 26, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	August 26, 2014

* Print the name and title of each signing officer under his or her signature.